SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

Below is a summary of our short-term borrowings as at December 31, 2019 and 2018.

	As at December 31
(In millions of dollars)	2019	2018

Accounts receivable securitization program	650	650
US commercial paper program	1,588	1,605

Total short-term borrowings	2,238	2,255

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	12,897	1.328	17,127	15,262	1.294	19,752
Repayment of US commercial paper	(12,876)	1.328	(17,094)	(14,858)	1.295	(19,244)
Net proceeds received from US commercial paper			33			508

Proceeds received from accounts receivable securitization			—			225
Repayment of accounts receivable securitization			—			(225)
Net proceeds received from accounts receivable securitization			—			—

Proceeds received from credit facilities	420	1.336	561	—	—	—
Repayment of credit facilities	(420)	1.343	(564)	—	—	—
Net repayment of credit facilities			(3)			—

Net proceeds received on short-term borrowings			30			508

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	—	—	—	125	1.257	157
Credit facility repayments (US$)	—	—	—	(125)	1.256	(157)
Net borrowings under credit facilities			—			—

Senior note issuances (Cdn$)			1,000			—
Senior note issuances (US$)	2,250	1.326	2,984	750	1.251	938
Total senior note issuances			3,984			938

Senior note repayments (Cdn$)			(1,800)			—
Senior note repayments (US$)	—	—	—	(1,400)	1.258	(1,761)
Total senior note repayments			(1,800)			(1,761)

Net issuance (repayment) of senior notes			2,184			(823)

Net issuance (repayment) of long-term debt			2,184			(823)

	Years ended December 31
(In millions of dollars)	2019	2018

Long-term debt net of transaction costs, beginning of year	14,290	14,448
Net issuance (repayment) of long-term debt	2,184	(823)
(Gain) loss on foreign exchange	(458)	672
Deferred transaction costs incurred	(61)	(18)
Amortization of deferred transaction costs	12	11

Long-term debt net of transaction costs, end of year	15,967	14,290

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2019	2018

Senior notes	2019		400	2.800%	—	400
Senior notes	2019		500	5.380%	—	500
Senior notes	2020		900	4.700%	—	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	649	682
Senior notes	2023	US	850	4.100%	1,104	1,160
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	909	955
Senior notes	2026	US	500	2.900%	649	682
Senior notes	2029		1,000	3.250%	1,000	—
Senior debentures [1]	2032	US	200	8.750%	260	273
Senior notes	2038	US	350	7.500%	455	478
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	649	682
Senior notes	2043	US	650	5.450%	844	887
Senior notes	2044	US	1,050	5.000%	1,365	1,433
Senior notes	2048	US	750	4.300%	973	1,022
Senior notes	2049	US	1,250	4.350%	1,624	—
Senior notes	2049	US	1,000	3.700%	1,299	—
					16,130	14,404
Deferred transaction costs and discounts					(163)	(114)
Less current portion					—	(900)

Total long-term debt					15,967	13,390
[1]
Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2019 and 2018.
Below is a summary of the repayment of our senior notes during 2019 and 2018. There were no debt derivatives associated with the 2019 repayments. The associated debt derivatives for the 2018 repayment were settled at time of repayment.

(In millions of dollars)
Maturity date	Notional amount (US$)	Notional amount (Cdn$)
2019 repayments
March 2019	—	400
November 2019	—	500
September 2020, repaid November 2019	—	900
Total 2019 repayments	—	1,800

2018 repayments
August 2018, repaid April 2018	1,400	1,761

Below is a summary of the senior notes that we issued in 2019 and 2018.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2019 issuances
April 30, 2019		1,000	2029	3.250%	99.746%	1,000	7
April 30, 2019	US	1,250	2049	4.350%	99.667%	1,676	20
November 12, 2019	US	1,000	2049	3.700%	98.926%	1,308	25

2018 issuances
February 8, 2018	US	750	2048	4.300%	99.398%	938	16

[1]	Gross proceeds before transaction costs and discounts.
[2]
Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2019	2018

Trade accounts receivable sold to buyer as security	1,359	1,391
Short-term borrowings from buyer	(650)	(650)

Overcollateralization	709	741

Disclosure of detailed information about commercial paper program
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	1,177	1.364	1,605	746	1.253	935
Net proceeds received from US commercial paper	21	1.571	33	404	1.257	508
Discounts on issuance [1]	25	1.320	33	27	1.333	36
(Gain) loss on foreign exchange [1]			(83)			126

US commercial paper, end of year	1,223	1.298	1,588	1,177	1.364	1,605
[1] Included in finance costs.